Cover	Sep. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2021
Entity File Number	000-55591
Entity Registrant Name	Loop Media, Inc.
Entity Central Index Key	0001643988
Entity Tax Identification Number	47-3975872
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	700 N. Central Ave.
Entity Address, Address Line Two	Suite 430
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91203
City Area Code	818
Local Phone Number	823-4801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false